Pension plan obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) Number
Sabesprev Mais One [Member]
IfrsStatementLineItems [Line Items]
Active participants of plan	9,365	9,463
V I V E S T [Member]
IfrsStatementLineItems [Line Items]
Number of participants of retirement benefit plan not receiving benefits | Number	58	46
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
Description of defined benefit plan1	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.
Number of participants of retirement benefit plan receiving benefits | Number	2,843	2,930
Number of participants of retirement benefit plan not receiving benefits | Number	8,089	8,109
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	R$ 39,377	R$ 35,368
Contribution participants	34,000	30,551
Actuarial deficit	31,556	26,168
Actuarial deficit participants	R$ 28,829	R$ 23,609
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Active participants of plan	8	8
Beneficiaries retirees and survivors	1,750	1,794